Other Expense (Tables)	12 Months Ended
Dec. 31, 2018
Other Expense
Schedule of other expense
	For the years ended December 31,
	2018	2017	2016
Exchange loss	$-	$48,430	$-
Loss on disposal of equipment	232,171		-
Others	3,688	3,937	-
Total other expense	$235,859	$52,367	$-